Share-Based Compensation - Additional Information (Detail) $ in Thousands		1 Months Ended	12 Months Ended
	Jan. 01, 2016	Nov. 30, 2015 shares	Mar. 31, 2016 USD ($) CompensationPlan shares	Mar. 31, 2015 USD ($) shares	Mar. 31, 2014 USD ($)	Mar. 31, 2011 shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of share-based compensation plans | CompensationPlan			4
Ordinary shares reserved for future issuance			15,211,465
Total intrinsic value of options exercised | $			$ 8,198	$ 5,112	$ 234
Proceeds from exercises of share-based awards | $			$ 885	$ 632	$ 30
Share-based compensation arrangement by share-based payment award, unvested awards			42,224
Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of options available for future grant			5,999,375
Restricted Share Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period						4 years
Share-based compensation arrangement by share-based payment award, granted						550,000
Share-based compensation arrangement by share-based payment award, unvested awards				31,250
Aggregate intrinsic value of unvested shares | $				$ 300
Restricted Share Awards [Member] | Vesting at End of Year One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage						25.00%
Restricted Share Awards [Member] | Vesting Quarterly Over Remaining Vesting Period [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage						6.25%
Service-Based Vesting Conditions [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation, net of estimated forfeiture | $			$ 13,200
Unrecognized share-based compensation, net of estimated forfeiture, period for recognition			3 years 7 months 6 days
Service-Based and Performance-Based Vesting Condition [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unrecognized share-based compensation, net of estimated forfeiture | $			$ 2,900
Unrecognized share-based compensation, net of estimated forfeiture, period for recognition			1 year 1 month 6 days
Restricted Share Units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, unvested awards			42,224
Aggregate intrinsic value of unvested shares | $			$ 400
Restricted Share Units (RSUs) [Member] | Director One [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted		25,000
Restricted Share Units (RSUs) [Member] | Director One [Member] | Vesting on a Monthly Basis [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		3 years
Restricted Share Units (RSUs) [Member] | Director Two [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, granted		20,000
Restricted Share Units (RSUs) [Member] | Director Two [Member] | Cliff Vesting [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting period		5 months
2015 Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved for future issuance			5,500,000
Increase in number of shares reserved and available for issuance, percentage	5.00%
Number of options available for future grant			5,999,375
2015 Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, term			10 years
Share-based compensation arrangement by share-based payment award, vesting period			4 years
2015 Employee Share Purchase Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Ordinary shares reserved and authorized for issuance			1,100,000
2015 Employee Share Purchase Plan [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Purchase price of ordinary shares, percent			85.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Vesting Upon Initial Public Offering [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage			100.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Exercisable Immediately Upon Listing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage			25.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Exercisable 12 Months Following Date of Listing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage			50.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Exercisable 24 Months Following Date of Listing [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, vesting percentage			25.00%
2007 Plan, 2010 Plan and Approved Plan [Member] | Employee Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, term			10 years
Share-based compensation arrangement by share-based payment award, vesting period			4 years